32. Expenses by nature (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses By Nature
Expenses capitalized in property, plant and equipment	$ 1,126,500	$ 1,570,500	$ 1,337,300